Note 9 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Subsequent Events [Text Block]	8. Subsequent Events In addition to the subsequent events discussed elsewhere in these notes, no other subsequent events were noted as occurring after September 30, 2023.	9. Subsequent Events Subsequent events occurring after December 31, 2022 are discussed elsewhere in these notes.